Income Taxes	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Income Taxes
6. INCOME TAXES

	SIX MONTHS ENDED JUNE 30,
TAX CREDIT FOR THE PERIOD	2021	2022
Current income credit / (tax)
- Current year	$(2,726)	$(1,485)
- Prior years	—	—

Total current income credit / (tax)	(2,726)	(1,485)
Deferred income tax credit
- Current year	1,169	—
- Prior years	—	—

Total deferred income credit	1,169	—
Total income tax credit/(expense)	$(1,557)	$(1,485)

In 2021, the group transitioned from the small company scheme to the research and development expenditure credit scheme (“RDEC”), see
Note 18
.
Reconciliation of effective tax rate:

	SIX MONTHS ENDED JUNE 30,
	2021	2022
Loss for the period before taxation	$194,403	$202,083

Tax benefit at standard U.K. rate at 19%	36,937	38,396
Difference in overseas tax rates	122	402
Expenses not deductible for tax purposes	(4,161)	—
Tax losses for which no deferred tax asset was recognized	(29,652)	(36,974)
Share-based payment (not deductible for tax purposes)	(4,803)	(3,309)

Income tax credit/(expense)	$(1,557)	$(1,485)

Effective tax rate	-1%	-1%

In

the March 3, 2021 U.K. budget, it was announced that the U.K. tax rate will increase to
25
% from April 1, 2023. This will not have a consequential effect on the Group’s recognized deferred taxes, however the Group has substantial unrecognized U.K. net operating losses.